Equity share capital and share premium - Ordinary shares (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands			12 Months Ended
	Jun. 26, 2018 USD ($) ₨ / $ $ / shares shares	Jun. 26, 2018 INR (₨)	Mar. 31, 2020 USD ($) ₨ / $ shares	Mar. 31, 2020 INR (₨) ₨ / $ shares	Mar. 31, 2019 INR (₨) shares	Mar. 31, 2018 INR (₨) shares	Jun. 26, 2018 ₨ / $ ₨ / shares shares
Share capital and share premium
Balance at beginning of the year				₨ 2,379,170	₨ (225,279)	₨ 3,189,569
Exercise of options					51	8,340
Issue of ordinary shares in follow-on public offering, net of issuance costs	$ 56,925	₨ 3,888,547			3,563,630	5,801
Balance at end of the year			$ 20,041	₨ 1,510,974	2,379,170	₨ (225,279)
Expenses incurred for issuance of shares	4,757	324,967			₨ 104,334
Underwriters' commission expense	$ 3,190	220,633
Foreign exchange rate as of the end of the reporting period | ₨ / $	68.31		75.39	75.39			68.31
Ordinary shares
Number of shares
Balance at beginning of the year | shares			45,633,265	45,633,265	34,647,810
Exercise of option (Restricted stock units and share-based payments) | shares			8,353	8,353	635,455
Transaction with equity shareholders | shares					10,350,000
Balance at end of the year | shares			45,641,629	45,641,629	45,633,265	34,647,810
Share capital and share premium
Votes per share held			one vote	one vote
Ordinary shares | Equity share capital
Share capital and share premium
Balance at beginning of the year				₨ 713	₨ 638	₨ 633
Exercise of options				1	4	5
Transaction with equity shareholders					71
Balance at end of the year				714	713	638
Ordinary shares | Equity share premium
Share capital and share premium
Balance at beginning of the year				18,884,105	14,962,615	14,438,936
Exercise of options				5,049	357,981	636,085
Transaction with equity shareholders					3,563,509
Balance at end of the year				₨ 18,889,154	18,884,105	₨ 14,962,615
Expenses incurred for issuance of shares					₨ 104,334
Class F Shares
Number of shares
Conversion of Class F shares into Ordinary shares of the Company (refer to Note 6) | shares			11	11
Public offering
Share capital and share premium
Issue of ordinary shares in follow-on public offering, net of issuance costs	$ 52,168	₨ 3,563,580
Public offering | Ordinary shares
Number of shares
Issue of ordinary shares in follow-on public offering | shares	10,350,000						10,350,000
Underwriter option
Share capital and share premium
Price per share | (per share)	$ 5.50						₨ 375.71
Underwriter option | Ordinary shares
Number of shares
Issue of ordinary shares in follow-on public offering | shares	1,350,000						1,350,000